Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
CIK	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan International Focus Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUAEX
JPMorgan International Focus Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUCEX
JPMorgan International Focus Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUESX
JPMorgan International Focus Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUERX
JPMorgan International Focus Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUEFX
JPMorgan International Focus Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUENX